Staff costs and average number of employees - Remuneration payable to directors (Details) - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Staff costs and average number of employees
Directors' remuneration	£ 382,222	£ 794,071
Highest Paid Directors Remuneration Expense	£ 160,132	£ 295,694